Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	$ 98,258	$ 104,757
Gross Unrealized Gains, Available-for-sale	442	434
Gross Unrealized Losses, Available-for-sale	948	1,316
Fair Value, Available-for-sale	97,752	103,875
Amortized Cost, Held to maturity	25,758	23,883
Gross Unrealized Gains, Held to maturity	111	158
Gross Unrealized Losses, Held to maturity	378	597
Fair Value, Held to maturity	25,491	23,444
Amortized Cost	128,630	133,254
Gross Unrealized Gains	553	592
Gross Unrealized Losses	1,326	1,913
Fair Value	127,857	131,933
U.S. Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	8,350	6,500
Gross Unrealized Losses, Available-for-sale	121	98
Fair Value, Available-for-sale	8,229	6,402
Amortized Cost, Held to maturity	9,477	9,472
Gross Unrealized Gains, Held to maturity	16	17
Gross Unrealized Losses, Held to maturity	228	396
Fair Value, Held to maturity	9,265	9,093
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	50,136	56,187
Gross Unrealized Gains, Available-for-sale	146	239
Gross Unrealized Losses, Available-for-sale	581	589
Fair Value, Available-for-sale	49,701	55,837
Amortized Cost, Held to maturity	11,581	14,411
Gross Unrealized Gains, Held to maturity	95	141
Gross Unrealized Losses, Held to maturity	145	201
Fair Value, Held to maturity	11,531	14,351
State and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	27,020	30,007
Gross Unrealized Gains, Available-for-sale	224	140
Gross Unrealized Losses, Available-for-sale	103	439
Fair Value, Available-for-sale	27,141	29,708
Amortized Cost, Held to maturity	4,700
Gross Unrealized Losses, Held to maturity	5
Fair Value, Held to maturity	4,695
U.S. Treasury Security [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	999	1,001
Gross Unrealized Losses, Available-for-sale	1
Fair Value, Available-for-sale	998	1,001
Other Mortgage-Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale		65
Fair Value, Available-for-sale		65
Asset-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	1,168	1,312
Gross Unrealized Gains, Available-for-sale	1
Gross Unrealized Losses, Available-for-sale		46
Fair Value, Available-for-sale	1,169	1,266
Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	10,532	9,632
Gross Unrealized Gains, Available-for-sale	35	28
Gross Unrealized Losses, Available-for-sale	142	144
Fair Value, Available-for-sale	10,425	9,516
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	53	53
Gross Unrealized Gains, Available-for-sale	36	27
Fair Value, Available-for-sale	89	80
Restricted Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,614	4,614
Fair Value	$ 4,614	$ 4,614